Consolidated Statements of Financial Position - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017
CURRENT ASSETS:
Cash and cash equivalents	$ 5,103	$ 9,195	$ 11,784
Restricted deposit	23	24	13
Accounts receivable	448	278	242
Convertible loan	705
TOTAL CURRENT ASSETS	6,279	9,497	12,039
NON-CURRENT ASSETS:
Prepaid public offering costs	53	19
Property and equipment	53	50	17
TOTAL NON-CURRENT ASSTES	106	69	17
Total assets	6,385	9,566	12,056
CURRENT LIABILITIES:
Trade payables	1,077	1,017	543
Other accounts payable	155	160	128
TOTAL CURRENT LIABLITIES	1,232	1,177	671
EQUITY:
Share capital	3,812	3,812	3,812
Share premium	36,989	36,612	36,612
Reserve from share-based payment transactions	5,310	5,311	4,584
Foreign currency translation reserve	432	782	760
Transactions with non-controlling interests	261	261	261
Accumulated deficit	(41,651)	(38,389)	(34,644)
TOTAL EQUITY	5,153	8,389	11,385
Total liabilities and equity	$ 6,385	$ 9,566	$ 12,056